Net Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018 shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss		¥ (1,303,570)	$ (187,245)	¥ (565,021)	¥ (183,750)
Accretion to Pre-IPO Preferred Shares redemption value | ¥				(64,605)	(258,554)
Deemed dividend in connection with repurchase of Pre-IPO Preferred Shares | ¥					(129,244)
Net loss attributable to noncontrolling interests		14,597	2,097	13,301
Net loss attributable to the Bilibili Inc.'s shareholders		¥ (1,288,973)	$ (185,148)	¥ (616,325)	¥ (571,548)
Denominator:
Weighted average number of ordinary shares outstanding, basic		323,161,680	323,161,680	233,047,703	69,938,570
Weighted average number of ordinary shares outstanding, diluted		323,161,680	323,161,680	233,047,703	69,938,570
Net loss per share, basic | (per share)		¥ (3.99)	$ (0.57)	¥ (2.64)	¥ (8.17)
Net loss per share, diluted | (per share)		¥ (3.99)	$ (0.57)	¥ (2.64)	¥ (8.17)
Class Y Ordinary Shares
Net Loss Per Share
Conversion of shares upon completion of IPO	25,336,888
Class Z Ordinary Shares
Net Loss Per Share
Conversion of shares upon completion of IPO	141,808,970
Share options
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share		9,328,721	9,328,721	15,594,490	20,419,209
Pre-IPO Preferred Shares
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share					142,913,505
Other permanent equities
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share					24,232,353
Ordinary shares
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share		20,202,000	20,202,000